PVH ASSOCIATES INVESTMENT PLAN - Schedule of Assets (Held at End of Year) (Details) - PVH Associates Investment Plan [Member]	12 Months Ended
Dec. 31, 2025 USD ($) shares
PVH ASSOCIATES INVESTMENT PLAN - Schedule of Assets (Held at End of Year) (Details) [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 869,928,139
Investment, Identifier [Axis]: American Funds [Member] | Mutual Funds [Member]
PVH ASSOCIATES INVESTMENT PLAN - Schedule of Assets (Held at End of Year) (Details) [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	American Funds
EBP, Investment, Current Value, Type [Extensible Enumeration]	America EuroPacific Growth R6; 346,792.512 shares
EBP, Investment, Number of Shares (in Shares) | shares	346,792.512
EBP, Investment, Excluding Plan Interest in Master Trust, Cost		[1]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 21,008,690
Investment, Identifier [Axis]: Dimensional Fund Advisors [Member] | Mutual Funds [Member]
PVH ASSOCIATES INVESTMENT PLAN - Schedule of Assets (Held at End of Year) (Details) [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Dimensional Fund Advisors
EBP, Investment, Current Value, Type [Extensible Enumeration]	DFA U.S. Targeted Value Portfolio Institutional; 580,231.273 shares
EBP, Investment, Number of Shares (in Shares) | shares	580,231.273
EBP, Investment, Excluding Plan Interest in Master Trust, Cost		[1]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 21,456,953
Investment, Identifier [Axis]: Dodge & Cox [Member] | Mutual Funds [Member]
PVH ASSOCIATES INVESTMENT PLAN - Schedule of Assets (Held at End of Year) (Details) [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Dodge & Cox
EBP, Investment, Current Value, Type [Extensible Enumeration]	Dodge & Cox stock fund class x; 1,803,512.922 shares
EBP, Investment, Number of Shares (in Shares) | shares	1,803,512.922
EBP, Investment, Excluding Plan Interest in Master Trust, Cost		[1]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 29,920,279
Investment, Identifier [Axis]: Galliard Capital Management [Member] | Stable Value Fund [Member]
PVH ASSOCIATES INVESTMENT PLAN - Schedule of Assets (Held at End of Year) (Details) [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Galliard Capital Management
EBP, Investment, Current Value, Type [Extensible Enumeration]	Galliard Stable Return Fund E; 401,780.555 shares
EBP, Investment, Number of Shares (in Shares) | shares	401,780.555
EBP, Investment, Excluding Plan Interest in Master Trust, Cost		[1]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 25,459,026
Investment, Identifier [Axis]: JPMorgan Chase [Member] | Collective Funds [Member]
PVH ASSOCIATES INVESTMENT PLAN - Schedule of Assets (Held at End of Year) (Details) [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	JPMorgan Chase
EBP, Investment, Current Value, Type [Extensible Enumeration]	JPMorgan Large Cap Growth C2; 532,990.503 shares
EBP, Investment, Number of Shares (in Shares) | shares	532,990.503
EBP, Investment, Excluding Plan Interest in Master Trust, Cost		[1]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 67,524,567
Investment, Identifier [Axis]: PVH Corp. [Member] | Common Stock [Member]
PVH ASSOCIATES INVESTMENT PLAN - Schedule of Assets (Held at End of Year) (Details) [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	PVH Corp.	[2]
EBP, Investment, Current Value, Type [Extensible Enumeration]	PVH Corp. Common Stock; 189,349.961 shares	[2]
EBP, Investment, Number of Shares (in Shares) | shares	189,349.961	[2]
EBP, Investment, Excluding Plan Interest in Master Trust, Cost		[1],[2]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 12,690,235	[2]
Investment, Identifier [Axis]: Participant Loans [Member]
PVH ASSOCIATES INVESTMENT PLAN - Schedule of Assets (Held at End of Year) (Details) [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Participant Loans	[2]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Participant notes receivable maturing at various dates through 2039 and bearing interest at rates from 4.25% to 9.50%	[2]
EBP, Investment, Excluding Plan Interest in Master Trust, Cost		[2]
Participant Loans	$ 6,848,804	[2]
Investment, Identifier [Axis]: The Vanguard Group Eight [Member] | Collective Funds [Member]
PVH ASSOCIATES INVESTMENT PLAN - Schedule of Assets (Held at End of Year) (Details) [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	The Vanguard Group Eight Member
EBP, Investment, Number of Shares (in Shares) | shares	340,199.53
EBP, Investment, Excluding Plan Interest in Master Trust, Cost		[1]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 51,342,913
EBP, Asset Held for Investment, Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	Vanguard Institutional Target Retirement 2055 Trust I; 340,199.530 shares
Investment, Identifier [Axis]: The Vanguard Group Eleven [Member] | Collective Funds [Member]
PVH ASSOCIATES INVESTMENT PLAN - Schedule of Assets (Held at End of Year) (Details) [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	The Vanguard Group Eleven Member
EBP, Investment, Number of Shares (in Shares) | shares	34,607.323
EBP, Investment, Excluding Plan Interest in Master Trust, Cost		[1]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 1,029,222
EBP, Asset Held for Investment, Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	Vanguard Institutional Target Retirement 2070 Trust I; 34,607.323 shares
Investment, Identifier [Axis]: The Vanguard Group Five [Member] | Collective Funds [Member]
PVH ASSOCIATES INVESTMENT PLAN - Schedule of Assets (Held at End of Year) (Details) [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	The Vanguard Group Five Member
EBP, Investment, Number of Shares (in Shares) | shares	703,560.338
EBP, Investment, Excluding Plan Interest in Master Trust, Cost		[1]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 80,072,202
EBP, Asset Held for Investment, Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	Vanguard Institutional Target Retirement 2040 Trust I; 703,560.338 shares
Investment, Identifier [Axis]: The Vanguard Group Four [Member] | Collective Funds [Member]
PVH ASSOCIATES INVESTMENT PLAN - Schedule of Assets (Held at End of Year) (Details) [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	The Vanguard Group Four Member
EBP, Investment, Number of Shares (in Shares) | shares	732,010.616
EBP, Investment, Excluding Plan Interest in Master Trust, Cost		[1]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 76,948,956
EBP, Asset Held for Investment, Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	Vanguard Institutional Target Retirement 2035 Trust I; 732,010.616 shares
Investment, Identifier [Axis]: The Vanguard Group Four [Member] | Mutual Funds [Member]
PVH ASSOCIATES INVESTMENT PLAN - Schedule of Assets (Held at End of Year) (Details) [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	The Vanguard Group Four Member
EBP, Investment, Current Value, Type [Extensible Enumeration]	Vanguard Total International Stock Index Institutional; 122,148.715 shares
EBP, Investment, Number of Shares (in Shares) | shares	122,148.715
EBP, Investment, Excluding Plan Interest in Master Trust, Cost		[1]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 19,799,084
Investment, Identifier [Axis]: The Vanguard Group Nine [Member] | Collective Funds [Member]
PVH ASSOCIATES INVESTMENT PLAN - Schedule of Assets (Held at End of Year) (Details) [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	The Vanguard Group Nine Member
EBP, Investment, Number of Shares (in Shares) | shares	319,981.521
EBP, Investment, Excluding Plan Interest in Master Trust, Cost		[1]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 25,380,934
EBP, Asset Held for Investment, Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	Vanguard Institutional Target Retirement 2060 Trust I; 319,981.521 shares
Investment, Identifier [Axis]: The Vanguard Group One [Member] | Collective Funds [Member]
PVH ASSOCIATES INVESTMENT PLAN - Schedule of Assets (Held at End of Year) (Details) [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	The Vanguard Group One Member
EBP, Investment, Current Value, Type [Extensible Enumeration]	Vanguard Institutional Target Retirement 2020 Trust I; 136,664.157 shares
EBP, Investment, Number of Shares (in Shares) | shares	136,664.157
EBP, Investment, Excluding Plan Interest in Master Trust, Cost		[1]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 11,597,320
Investment, Identifier [Axis]: The Vanguard Group One [Member] | Mutual Funds [Member]
PVH ASSOCIATES INVESTMENT PLAN - Schedule of Assets (Held at End of Year) (Details) [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	The Vanguard Group One Member
EBP, Investment, Current Value, Type [Extensible Enumeration]	Vanguard Extended Market Index; 50,842.558 shares
EBP, Investment, Number of Shares (in Shares) | shares	50,842.558
EBP, Investment, Excluding Plan Interest in Master Trust, Cost		[1]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 8,064,138
Investment, Identifier [Axis]: The Vanguard Group Seven [Member] | Collective Funds [Member]
PVH ASSOCIATES INVESTMENT PLAN - Schedule of Assets (Held at End of Year) (Details) [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	The Vanguard Group
EBP, Investment, Number of Shares (in Shares) | shares	567,272.036
EBP, Investment, Excluding Plan Interest in Master Trust, Cost		[1]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 70,205,587
EBP, Asset Held for Investment, Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	Vanguard Institutional Target Retirement 2050 Trust I; 567,272.036 shares
Investment, Identifier [Axis]: The Vanguard Group Six [Member] | Collective Funds [Member]
PVH ASSOCIATES INVESTMENT PLAN - Schedule of Assets (Held at End of Year) (Details) [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	The Vanguard Group Six Member
EBP, Investment, Number of Shares (in Shares) | shares	698,961.809
EBP, Investment, Excluding Plan Interest in Master Trust, Cost		[1]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 83,714,656
EBP, Asset Held for Investment, Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	Vanguard Institutional Target Retirement 2045 Trust I; 698,961.809 shares
Investment, Identifier [Axis]: The Vanguard Group Ten [Member] | Collective Funds [Member]
PVH ASSOCIATES INVESTMENT PLAN - Schedule of Assets (Held at End of Year) (Details) [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	The Vanguard Group Ten Member
EBP, Investment, Number of Shares (in Shares) | shares	197,512.213
EBP, Investment, Excluding Plan Interest in Master Trust, Cost		[1]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 9,634,646
EBP, Asset Held for Investment, Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	Vanguard Institutional Target Retirement 2065 Trust I; 197,512.213 shares
Investment, Identifier [Axis]: The Vanguard Group Three [Member] | Collective Funds [Member]
PVH ASSOCIATES INVESTMENT PLAN - Schedule of Assets (Held at End of Year) (Details) [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	The Vanguard Group Three Member
EBP, Investment, Number of Shares (in Shares) | shares	638,824.864
EBP, Investment, Excluding Plan Interest in Master Trust, Cost		[1]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 62,528,178
EBP, Asset Held for Investment, Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	Vanguard Institutional Target Retirement 2030 Trust I; 638,824.864 shares
Investment, Identifier [Axis]: The Vanguard Group Three [Member] | Mutual Funds [Member]
PVH ASSOCIATES INVESTMENT PLAN - Schedule of Assets (Held at End of Year) (Details) [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	The Vanguard Group Three Member
EBP, Investment, Current Value, Type [Extensible Enumeration]	Vanguard Total Bond Market Index Institutional; 1,417,126.819 shares
EBP, Investment, Number of Shares (in Shares) | shares	1,417,126.819
EBP, Investment, Excluding Plan Interest in Master Trust, Cost		[1]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 13,845,329
Investment, Identifier [Axis]: The Vanguard Group Twelve [Member] | Collective Funds [Member]
PVH ASSOCIATES INVESTMENT PLAN - Schedule of Assets (Held at End of Year) (Details) [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	The Vanguard Group Twelve Member
EBP, Investment, Number of Shares (in Shares) | shares	40,067.899
EBP, Investment, Excluding Plan Interest in Master Trust, Cost		[1]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 3,032,339
EBP, Asset Held for Investment, Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	Vanguard Retirement Income Trust I; 40,067.899 shares
Investment, Identifier [Axis]: The Vanguard Group Two [Member] | Collective Funds [Member]
PVH ASSOCIATES INVESTMENT PLAN - Schedule of Assets (Held at End of Year) (Details) [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	The Vanguard Group Two Member
EBP, Investment, Number of Shares (in Shares) | shares	347,043.388
EBP, Investment, Excluding Plan Interest in Master Trust, Cost		[1]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 31,931,462
EBP, Asset Held for Investment, Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	Vanguard Institutional Target Retirement 2025 Trust I; 347,043.388 shares
Investment, Identifier [Axis]: The Vanguard Group Two [Member] | Mutual Funds [Member]
PVH ASSOCIATES INVESTMENT PLAN - Schedule of Assets (Held at End of Year) (Details) [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	The Vanguard Group Two Member
EBP, Investment, Current Value, Type [Extensible Enumeration]	Vanguard Institutional Index Institutional Plus; 199,770.191 shares
EBP, Investment, Number of Shares (in Shares) | shares	199,770.191
EBP, Investment, Excluding Plan Interest in Master Trust, Cost		[1]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 110,287,129
Investment, Identifier [Axis]: Wellington [Member] | Collective Funds [Member]
PVH ASSOCIATES INVESTMENT PLAN - Schedule of Assets (Held at End of Year) (Details) [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Wellington
EBP, Investment, Current Value, Type [Extensible Enumeration]	WTC CIF II Core Bond Plus Series 4; 1,356,826.674 shares
EBP, Investment, Number of Shares (in Shares) | shares	1,356,826.674
EBP, Investment, Excluding Plan Interest in Master Trust, Cost		[1]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 12,414,964
Investment, Identifier [Axis]: William Blair Funds [Member] | Collective Funds [Member]
PVH ASSOCIATES INVESTMENT PLAN - Schedule of Assets (Held at End of Year) (Details) [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	William Blair Funds
EBP, Investment, Current Value, Type [Extensible Enumeration]	William Blair Small-Mid Cap Growth; 473,720.636 shares
EBP, Investment, Number of Shares (in Shares) | shares	473,720.636
EBP, Investment, Excluding Plan Interest in Master Trust, Cost		[1]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	$ 20,039,330
Minimum [Member]
PVH ASSOCIATES INVESTMENT PLAN - Schedule of Assets (Held at End of Year) (Details) [Line Items]
EBP, Asset Held for Investment, Participant Loan, Interest Rate	4.25%
Minimum [Member] | Investment, Identifier [Axis]: Participant Loans [Member]
PVH ASSOCIATES INVESTMENT PLAN - Schedule of Assets (Held at End of Year) (Details) [Line Items]
EBP, Asset Held for Investment, Participant Loan, Interest Rate	4.25%	[2]
Maximum [Member]
PVH ASSOCIATES INVESTMENT PLAN - Schedule of Assets (Held at End of Year) (Details) [Line Items]
EBP, Asset Held for Investment, Participant Loan, Interest Rate	9.50%
Maximum [Member] | Investment, Identifier [Axis]: Participant Loans [Member]
PVH ASSOCIATES INVESTMENT PLAN - Schedule of Assets (Held at End of Year) (Details) [Line Items]
EBP, Asset Held for Investment, Participant Loan, Interest Rate	9.50%	[2]

[1]	Cost information is not required for participant-directed investments and therefore is not included.
[2]	Party-in-interest